SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of minimum guaranteed vesting of RSUs

Minimum Guaranteed Vesting of RSUs
Percentage of Units that become effective
Month 30 from Exit Date	20%
Month 42 from Exit Date	30%
Month 60 from Exit Date	50%

Schedule of other equity instruments activity
The movement of units as of December 31, 2024 and December 31, 2025 , is as follows:

	Opening balance as of 01.01.2024	Granted during the period	Exercised during the period	Forfeited during the period	Closing balance as of December 31, 2024	Vested
RSU - Retention	2,986,456,933	35,468,268	(692,032,415)	(91,282,871)	2,238,609,915	—
PSU - Performance	4,009,588,067	42,034,943	—	(89,352,930)	3,962,270,080	—
MPP BASED RSU - Protection	1,246,879,413	—	—	(60,388,760)	1,186,490,653	—
Total	8,242,924,413	77,503,211	(692,032,415)	(241,024,561)	7,387,370,648	—

	Opening balance as of 01.01.2025	Granted during the period	Exercised during the period	Forfeited during the period	Closing balance as of December 31, 2025	Vested
RSU - Retention	2,238,609,915	79,870,832	(916,489,597)	—	1,401,991,150	—
PSU - Performance	3,962,270,080	162,161,992	(644,513,471)	—	3,479,918,601	—
MPP BASED RSU - Protection	1,186,490,653	—	(593,245,326)	—	593,245,327	—
Total	7,387,370,648	242,032,824	(2,154,248,394)	—	5,475,155,078	—